1. ORGANIZATION (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2012
Organization Details Narrative
Cash	$ 2,216,102	$ 451	$ 166,939
Working capital deficit	2,033,090	3,577,704	1,796,930
Proceeds from sale of securities	$ 6,280,000